Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (6,163,061)	$ (8,736,566)	$ 11,319,952
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	6,066,720	7,881,455	(12,319,027)
Short-term investment income	(38,530)	470,477
Net cash used in operating activities	(134,871)	(384,634)	(999,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for short-term investments			(15,330,660)
Redemption of short-term investments			1,801,927
Net cash used in investing activities			(13,528,733)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO			25,957,457
Cash lent to subsidiaries			(11,358,764)
Cash repayment from subsidiaries	115,133	303,746
Net cash provided by financing activities	115,133	303,746	14,598,693
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	69	(588)	39,508
CHANGES IN CASH	(19,669)	(81,476)	110,393
CASH, beginning of year	28,917	110,393
CASH, end of year	$ 9,248	$ 28,917	$ 110,393